UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  8/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2013 (Unaudited)

DWS Mid Cap Value Fund
	Shares	Value ($)
Common Stocks 96.1%
Consumer Discretionary 7.7%
Auto Components 1.7%
Lear Corp.	56,500	3,884,375
Hotels, Restaurants & Leisure 3.0%
Darden Restaurants, Inc.	70,700	3,267,047
International Game Technology	176,450	3,333,140

		6,600,187
Multiline Retail 1.4%
Kohl's Corp. (a)	61,990	3,180,707
Specialty Retail 1.6%
CST Brands, Inc.* (a)	9,768	288,156
Staples, Inc. (a)	241,090	3,353,562

		3,641,718
Consumer Staples 3.8%
Beverages 1.4%
Molson Coors Brewing Co. "B" (a)	62,670	3,057,669
Household Products 1.5%
Energizer Holdings, Inc. (a)	35,300	3,488,699
Tobacco 0.9%
Lorillard, Inc.	49,800	2,106,540
Energy 8.7%
Energy Equipment & Services 2.8%
Ensco PLC "A"	51,030	2,835,227
Oil States International, Inc.*	39,280	3,504,561

		6,339,788
Oil, Gas & Consumable Fuels 5.9%
Chesapeake Energy Corp. (a)	125,342	3,235,077
Marathon Oil Corp.	101,840	3,506,351
Murphy Oil Corp.	50,090	3,377,068
Valero Energy Corp.	87,920	3,123,798

		13,242,294
Financials 26.9%
Capital Markets 3.1%
Ameriprise Financial, Inc.	44,950	3,872,443
Invesco Ltd.	106,120	3,221,803

		7,094,246
Commercial Banks 7.9%
Comerica, Inc. (a)	85,850	3,506,114
Fifth Third Bancorp.	183,190	3,350,545
KeyCorp (a)	342,540	3,997,442
Regions Financial Corp.	388,560	3,652,464
SunTrust Banks, Inc. (a)	100,000	3,202,000

		17,708,565
Diversified Financial Services 1.6%
The NASDAQ OMX Group, Inc.	117,670	3,513,626
Insurance 9.5%
Allstate Corp.	67,030	3,212,078
Axis Capital Holdings Ltd.	83,940	3,608,580
Hartford Financial Services Group, Inc. (a)	140,649	4,163,210
Lincoln National Corp. (a)	101,260	4,256,970
PartnerRe Ltd. (a)	33,571	2,925,713
Unum Group (a)	105,920	3,127,818

		21,294,369
Real Estate Investment Trusts 4.8%
Duke Realty Corp. (REIT)	176,344	2,572,859
Hospitality Properties Trust (REIT)	114,290	3,088,116
Mack-Cali Realty Corp. (REIT) (a)	119,370	2,578,392
Senior Housing Properties Trust (REIT) (a)	112,935	2,569,271

		10,808,638
Health Care 8.3%
Health Care Equipment & Supplies 3.2%
St. Jude Medical, Inc.	70,550	3,556,426
Zimmer Holdings, Inc.	46,070	3,643,676

		7,200,102
Health Care Providers & Services 3.6%
Cardinal Health, Inc.	76,290	3,835,861
CIGNA Corp.	52,670	4,144,602

		7,980,463
Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc.	73,820	3,442,965
Industrials 15.3%
Aerospace & Defense 1.5%
L-3 Communications Holdings, Inc. (a)	38,270	3,456,929
Commercial Services & Supplies 1.5%
Waste Management, Inc. (a)	83,120	3,361,373
Construction & Engineering 1.5%
URS Corp. (a)	69,470	3,440,154
Electrical Equipment 2.7%
Eaton Corp. PLC (a)	52,450	3,321,134
General Cable Corp. (a)	93,871	2,865,882

		6,187,016
Machinery 5.1%
Crane Co.	60,960	3,499,713
Ingersoll-Rand PLC	61,250	3,622,325
Oshkosh Corp.*	94,990	4,266,951

		11,388,989
Road & Rail 3.0%
Norfolk Southern Corp.	46,380	3,346,781
Ryder System, Inc.	59,500	3,308,795

		6,655,576
Information Technology 14.7%
Communications Equipment 1.6%
Harris Corp.	62,370	3,532,013
Computers & Peripherals 1.5%
NCR Corp.*	96,754	3,442,507
Electronic Equipment, Instruments & Components 1.5%
Arrow Electronics, Inc.* (a)	74,210	3,444,828
IT Services 2.8%
Computer Sciences Corp.	70,390	3,530,058
Western Union Co. (a)	152,690	2,676,656

		6,206,714
Semiconductors & Semiconductor Equipment 2.9%
KLA-Tencor Corp.	56,770	3,130,866
Marvell Technology Group Ltd.	275,640	3,338,000

		6,468,866
Software 4.4%
CA, Inc. (a)	113,310	3,314,318
Symantec Corp.	127,051	3,253,776
Synopsys, Inc.* (a)	91,472	3,316,775

		9,884,869
Materials 7.9%
Chemicals 1.4%
Huntsman Corp.	175,630	3,073,525
Containers & Packaging 3.5%
Owens-Illinois, Inc.*	146,060	4,146,643
Rock-Tenn Co. "A"	34,480	3,831,073

		7,977,716
Metals & Mining 3.0%
Kinross Gold Corp. (a)	304,340	1,673,870
Nucor Corp. (a)	60,950	2,772,616
Yamana Gold, Inc.	192,100	2,186,098

		6,632,584
Utilities 2.8%
Electric Utilities
American Electric Power Co., Inc.	70,010	2,996,428
PPL Corp. (a)	109,085	3,348,910

		6,345,338

Total Common Stocks (Cost $163,074,913)		216,083,948
Securities Lending Collateral 28.0%
Daily Assets Fund Institutional, 0.09% (b) (c) (Cost $62,862,018)	62,862,018	62,862,018
Cash Equivalents 4.2%
Central Cash Management Fund, 0.05% (b) (Cost $9,401,409)	9,401,409	9,401,409

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $235,338,340) †	128.3	288,347,375
Other Assets and Liabilities, Net	(28.3)	(63,562,959)

Net Assets	100.0	224,784,416

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $235,405,813.  At August 31, 2013, net unrealized appreciation for all securities based on tax cost was $52,941,562.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $56,833,523 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,891,961.

(a)	All or a portion of these securities were on loan. The value of securities loaned at August 31, 2013 amounted to $61,045,419 which is 27.2% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$216,083,948	$—	$—	$216,083,948
Short-Term Investments(d)	72,263,427	—	—	72,263,427
Total	$288,347,375	$—	$—	$288,347,375

There have been no transfers between fair value measurement levels during the period ended August 31, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Mid Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Robert Kendall Robert Kendall President

Date:	October 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	October 23, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2013